INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

On June 20, 2025, the Company entered into an exclusive patent license agreement with UNM Rainforest Innovations (“UNMRI”) for the use and commercialization of certain patents and technologies, including the grant of commercial sub-licenses, in relation to designs and technologies of small modular nuclear reactors. The term of the agreement is to remain in force until the later of: (i) 10 years from the date of first sale of a licensed product, or provision of a licensed service; and, (ii) the last expiration date of the underlying patents. The Company paid a license fee of $50,000 and patent expense reimbursement of $17,430 upon execution of the agreement, and is to pay a license maintenance fee of $35,000 due on January 31, 2026, and $50,000 due on each of January 31, 2027 and January 31, 2028. The Company shall also pay to UNMRI certain royalties on commercial sublicenses and on gross receipts from sale of commercial reactors, subject to minimum annual royalties of $65,000 from the calendar year 2028 onwards. The Company capitalized the costs paid upon execution of the agreement.

The Company’s policy is to expense costs incurred to renew, extend or maintain the term of a recognized patent license as incurred.

Patent licenses are amortized on a straight-line basis over their estimated useful lives pursuant to contract terms.

8.	INTANGIBLE ASSETS (continued)

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

The Company’s intangible assets as of November 30, 2024, are as follows:

Weighted
Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$—	$—	$—	—
Total intangible asset, net	$—	$—	$—	—

Aggregate amortization expense was $1,515 for the year ended November 30, 2025 (for the period from December 14, 2023 (inception) through November 30, 2024 — $Nil). Amortization expense is expected to be approximately $3,400 per year for each of the next five fiscal years.